Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

18. Income Taxes

Cayman Islands

        Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended December 31, 2012, 2013 and 2014, if applicable.

People's Republic of China

        On March 16, 2007, the National People's Congress of China enacted a new Corporate Income Tax Law ("New Tax Law") which became effective on January 1, 2008. Under the New Tax Law, domestically owned enterprises and foreign invested enterprises (the "FIEs") are subject to a uniform tax rate of 25%. While the New Tax Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. The Group's subsidiaries and the variable interest entity in the PRC are all subject to the tax rate of 25% for the periods presented, except for Vipshop Jianyang and Vipshop Chongqing that enjoyed the following preferential tax treatment:

        Vipshop Jianyang and Vipshop Chongqing each was classified as a domestically-owned enterprise in the western region that is in an industry sector encouraged by the PRC government. Vipshop Jianyang and Vishop Chongqing have obtained final approval from the local tax bureau to enjoy a preferential tax rate of 15% for the period from February 22, 2012 to December 31, 2020 and from September 16, 2014 to December 31, 2020, respectively.

        The term "domestically-owned enterprises in an industry sector encouraged by the PRC government" as used herein refers to any enterprise that its primary business falls into the scopes of the encouraged industries stipulated in the existing related policies, including Industrial Restructuring Guidance Catalogue (2011), Industrial Restructuring Guidance Catalogue (2005), Catalogue for the Guidance of Foreign Investment Industries (Revised in 2007), and Catalogues of Foreign-invested Advantage Industries in Central-Western Areas (2008 Revision), and the annual primary business revenue of which accounts for more than 70% of the total enterprise revenue.

        The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2013 and 2014, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($16,315) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

        Income tax expense is comprised of:

	Year ended December 31,
	2012	2013	2014
	$	$	$
Current tax (note)	706,173	29,676,438	75,707,878
Deferred tax	—	(11,126,647)	(35,729,733)

Total tax expenses	706,173	18,549,791	39,978,145

Note:	All current tax was related to income tax in PRC.

        Under the New Tax Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its "de facto management organization" located within the PRC. Non-residential enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its "de facto management organization" located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC. On December 6, 2007, the State Council of the PRC issued New Enterprise Income Tax Implementation Regulations on the New Taxation Law ("New EIT Implementation Regulations"). Under the New EIT Implementation Regulations, "de facto management organization" is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Tax Law and the New EIT Implementation Regulations, a resident enterprise's global net income will be subject to a 25% enterprise income tax rate. Uncertainties exist with respect to how the New Tax Law and New EIT Implementation Regulations apply to the Group's overall operations, and more specifically, with regard to tax residency status. On April 22, 2009, the State Administration of Taxation, or the SAT, issued SAT Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, both of them are still in accumulated loss position and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

        If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong SAR, the withholding tax would be 5%.

        Aggregate undistributed earnings of the Group's subsidiaries and the VIE in the PRC that are available for distribution to the Group of approximately RMB497.1 million (US$82.1 million) and RMB1,839.9 million (US$296.5 million) as of December 31, 2013 and 2014 respectively are considered to be indefinitely reinvested under ASC No.740-30, Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB24.9 million (US$4.14 million) and RMB92.0 million (US$14.8 million) as of December 31, 2013 and 2014 respectively.

        A reconciliation of the income tax expense to income (loss) before income tax and share of loss of affiliates computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income (loss) and comprehensive income (loss) is as follows:

	Year ended December 31,
	2012	2013	2014
	$	$	$
(Loss) income before income tax and share of loss of affiliates	(8,765,901)	70,849,654	172,999,829
Computed income tax expense at PRC EIT tax rate	(2,191,475)	17,712,413	43,249,958
Effect of non-deductible expenses, including:
—Share-based compensation expenses	1,899,237	3,114,066	9,197,612
—Inventory wastage (note)	(981,266)	—	—
—Other non-deductible expenses	20,561	352,329	1,547,828
Effect of different tax rates of a subsidiary operating in other jurisdiction	135,975	(162,863)	94,330
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(136,527)	(1,963,422)	(7,531,005)
Effect of non-taxable income	—	—	(3,307,317)
Change in valuation allowance	1,959,668	(502,732)	(2,592,681)
Others	—	—	(680,580)

Actual income tax expenses	706,173	18,549,791	39,978,145

Note:	Inventory wastage represents subsequent reversal of prior year's non-deductible expenses upon approval by local tax bureau.

        The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year ended December 31,
	2012	2013	2014
	$	$	$
The aggregate effect	136,527	1,963,422	7,531,005
Per share effect:
Class A ordinary share:
—basic	0.00	0.02	0.07
—diluted	0.00	0.02	0.07
Class B ordinary share:
—basic	0.00	0.02	0.07
—diluted	0.00	0.02	0.07

        The principal components of deferred tax assets are as follows:

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Net operating loss carry forwards	33,928	10,521,107
Allowance for doubtful debts	65,368	263,186
Allowance for intangible assets and other investment	—	1,102,710
Inventory write-down	5,059,396	3,063,700
Payroll payable and other accruals	4,460,609	9,614,072
Deferred revenue	12,648,865	17,431,043
Advertising expenses	625,384	3,925,162
Others	153,906	156,732
Foreign exchange (note)	(827,062)	45
Less: valuation allowance	(11,093,747)	(8,501,066)

Total deferred tax assets	11,126,647	37,576,691

Deferred tax liability :
Intangible assets	—	39,115,580

Total deferred tax liability	11,126,647	39,115,580

Note:

Foreign exchange represents the differences of exchange rate on balance sheet date used to translate the deferred tax assets balances and the weighted average rate used to translate the valuation allowance recognized during the period.

        The amount of tax loss carried forward was $204,350 and $44,547,888 of December 31, 2013 and 2014, respectively, for the Group's certain subsidiaries and the variable interest entity in the PRC.

        The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2013 and 2014, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.